Long-Term Liabilities - Schedule of Presented in the Statement of Financial Position (Details) - Long Term Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Presented in the Statement of Financial Position [Line Items]
In current liabilities	$ 288	$ 270
In non-current liabilities	269	172
Total	$ 557	$ 442